Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon ETF Trust
Entity Central Index Key	0001493580
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000228810
Shareholder Report [Line Items]
Fund Name	BNY Mellon Ultra Short Income ETF
Class Name	BNY Mellon Ultra Short Income ETF
Trading Symbol	BKUI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Ultra Short Income ETF (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Ultra Short Income ETF	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 196,000,000
Holdings Count | Holding	117
InvestmentCompanyPortfolioTurnover	9.06%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (AS OF 12/31/24)

Fund size (Millions)	Number of Holdings	Portfolio Turnover
$196	117	9.06%

Holdings [Text Block]

Portfolio Holdings (as of 12/31/24)

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	-2.5%
Energy	0.1%
Technology	0.5%
Industrial	0.7%
Consumer, Non-cyclical	1.2%
Communications	1.5%
Government	2.1%
Consumer, Cyclical	3.0%
Financial	40.7%
Investment Companies	52.7%

Material Fund Change [Text Block]	For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.
Updated Prospectus Web Address	bny.com/investments/etfliterature